SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of segment reporting

	Brazil			CAC			Latin America - South			Canada			Consolidated
	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021

Net sales	46,361.7	42,635.8	35,586.5	10,044.8	9,440.1	9,947.4	13,797.2	17,371.2	16,571.7	9,533.2	10,261.7	10,748.7	79,736.9	79,708.8	72,854.3
Cost of sales	(23,516.1)	(22,736.8)	(18,309.1)	(5,035.1)	(4,860.8)	(4,727.9)	(6,657.3)	(8,553.1)	(8,235.7)	(4,083.1)	(4,271.4)	(4,387.0)	(39,291.6)	(40,422.1)	(35,659.7)
Gross profit	22,845.6	19,899.0	17,277.4	5,009.7	4,579.3	5,219.5	7,139.9	8,818.1	8,336.0	5,450.1	5,990.3	6,361.7	40,445.3	39,286.7	37,194.6
Distribution expenses	(6,428.6)	(6,111.1)	(5,123.1)	(853.1)	(1,020.7)	(872.7)	(1,614.3)	(2,159.5)	(2,010.1)	(1,854.6)	(2,104.0)	(1,926.8)	(10,750.6)	(11,395.3)	(9,932.7)
Sales and marketing expenses	(4,477.0)	(4,065.0)	(3,440.3)	(665.1)	(645.5)	(693.3)	(1,190.0)	(1,426.9)	(1,542.9)	(1,080.4)	(1,200.0)	(1,359.0)	(7,412.5)	(7,337.4)	(7,035.5)
Administrative expenses	(3,563.2)	(3,346.0)	(3,006.2)	(413.0)	(333.6)	(427.7)	(659.5)	(835.0)	(832.0)	(638.0)	(722.2)	(611.5)	(5,273.7)	(5,236.8)	(4,877.4)
Other operating income/(expenses)	1,892.5	2,361.3	2,096.0	26.3	(52.9)	12.4	95.0	192.7	38.8	15.1	12.8	(23.1)	2,028.9	2,513.9	2,124.1
Exceptional items	(137.8)	(34.5)	(210.1)	(17.9)	(16.1)	(46.7)	(47.6)	(60.5)	(115.4)	(3.1)	(32.2)	(20.6)	(206.4)	(143.3)	(392.8)
Income from operations	10,131.5	8,703.7	7,593.7	3,086.9	2,510.5	3,191.5	3,723.5	4,528.9	3,874.4	1,889.1	1,944.7	2,420.7	18,831.0	17,687.8	17,080.3
Net finance costs													(3,609.8)	(3,423.1)	(3,205.4)
Share of results of joint ventures													(185.3)	(29.1)	(115.7)
Income before income tax													15,035.9	14,235.6	13,759.2
Income tax expense													(75.5)	655.6	(636.6)
Net income													14,960.4	14,891.2	13,122.6

Acquisition of property, plant and equipment	3,365.5	4,062.9	4,645.1	593.4	968.4	801.6	782.2	1,112.8	1,665.4	1,263.0	389.0	565.0	6,004.1	6,533.1	7,677.1

	Brazil			CAC			Latin America - South			Canada			Consolidated
	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021

Segment assets	56,974.2	57,353.8	54,609.4	13,692.3	15,385.6	15,351.9	16,085.1	22,044.5	21,583.0	15,856.9	16,093.3	18,016.6	102,608.5	110,877.2	109,560.9
Intersegment elimination													(2,162.1)	(2,533.0)	(2,868.5)
Non-segmented assets (i)													32,197.9	29,613.8	31,910.1
Total assets													132,644.3	137,958.0	138,602.5

Segment liabilities	28,841.3	29,153.2	27,611.2	4,981.5	5,098.0	5,414.4	5,095.4	6,843.6	7,843.6	5,131.0	5,053.7	6,156.5	44,049.2	46,148.5	47,025.7
Intersegment elimination													(2,161.8)	(2,534.2)	(2,869.1)
Non-segmented liabilities (i)													90,756.9	94,343.7	94,445.9
Total liabilities													132,644.3	137,958.0	138,602.5

(i)	The balance of non-segmented assets refers mainly to cash and cash equivalents, taxes and investments. The balance of non-segmented liabilities, in turn, refers mainly to equity values, taxes and derivatives.

Schedule of additional information

	Brazil
	Beer			NAB			Total
	2023	2022	2021	2023	2022	2021	2023	2022	2021

Net sales	38,985.9	35,857.9	30,537.1	7,375.8	6,777.9	5,049.4	46,361.7	42,635.8	35,586.5
Cost of sales	(19,377.7)	(18,765.3)	(15,382.0)	(4,138.4)	(3,971.5)	(2,927.1)	(23,516.1)	(22,736.8)	(18,309.1)
Gross profit	19,608.2	17,092.6	15,155.1	3,237.4	2,806.4	2,122.3	22,845.6	19,899.0	17,277.4
Distribution expenses	(5,171.9)	(4,988.6)	(4,263.1)	(1,256.7)	(1,122.5)	(860.0)	(6,428.6)	(6,111.1)	(5,123.1)
Sales and marketing expenses	(3,969.4)	(3,596.8)	(3,096.2)	(507.6)	(468.2)	(344.1)	(4,477.0)	(4,065.0)	(3,440.3)
Administrative expenses	(3,106.0)	(2,928.8)	(2,616.1)	(457.2)	(417.2)	(390.1)	(3,563.2)	(3,346.0)	(3,006.2)
Other operating income/(expenses)	1,474.1	1,884.5	1,711.3	418.4	476.8	384.7	1,892.5	2,361.3	2,096.0
Exceptional items	(137.8)	(30.6)	(202.0)	-	(3.9)	(8.1)	(137.8)	(34.5)	(210.1)
Income from operations	8,697.2	7,432.3	6,689.0	1,434.3	1,271.4	904.7	10,131.5	8,703.7	7,593.7
Net finance costs							(2,050.6)	(1,110.3)	(858.1)
Share of results of joint ventures							(179.0)	(38.3)	(11.7)
Income before income tax							7,901.9	7,555.1	6,723.9
Income tax expense							2,214.9	2,787.7	1,953.2
Net income							10,116.8	10,342.8	8,677.1